Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                          August 25, 2017

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:   AB Corporate Shares
            -  AB Impact Municipal Income Shares
            File Nos. 333-112207 and 811-21497
            ------------------------------------

Dear Sir or Madam:

      Attached herewith please find Post-Effective Amendment No. 28 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 31 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Corporate Shares (the "Amendment"). The Amendment is filed pursuant to Rule 485(b) under the 1933 Act and will become effective on August 28, 2017. The Amendment incorporates comments from the staff of the Securities and Exchange Commission on Post-Effective Amendment No. 27 filed pursuant to Rule 485(a) under the 1933 Act on June 14, 2017, in connection with the establishment of a new series of the Registrant, AB Impact Municipal Income Shares. The Amendment is marked to show changes in accordance with Rule 310 of Regulation S-T.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                       Sincerely,


                                       /s/ Lancelot A. King
                                       --------------------
                                           Lancelot A. King

Attachment

cc:   Stephen J. Laffey
      Paul M. Miller